Operating leases - Rental expense and sale and leaseback transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2011 MXN ($)
Operating leases
Aircraft and engine	$ 320,833	$ 6,314,930	$ 6,072,502	$ 5,590,058
Airports facilities		56,288	44,251	40,591
Offices, maintenance warehouse and hangar		36,483	30,544	33,517
Total rental expenses on real estate		92,771	74,795	74,108
Total cost of operating leases		6,407,701	6,147,297	5,664,166
Gain on sale and leaseback transactions of aircraft and spare engines		609,168	65,886	484,827	$ (30,706)
Deferred loss on sale and leaseback transactions of aircraft and spare engines					$ 30,706
Loss on sale and leaseback transactions to be amortized		3,047	3,047	3,047
Non-current portion of loss on sale and leaseback transactions		8,366	11,413	14,460
Amortized portion of loss on sale and leaseback transactions		$ 3,047	$ 3,047	$ 3,047